ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of assets acquired and liabilities assumed
The total purchase consideration and the fair values of the assets and liabilities at the acquisition date were as follows:

Purchase Price
Gross purchase price	$100,000
Working capital adjustments	(1,627)
Total consideration	$98,373

The following table summarizes the final amounts recognized for assets acquired and liabilities assumed as of the acquisition date:

Fair Value Allocation
Prepaids and other current assets	$4,221
Property, plant and equipment	99,342
Accounts payable and accrued expenses	(3,174)
Other long-term liabilities	(2,016)
Fair value of net assets acquired	$98,373
The following table summarizes the final amounts recognized for assets acquired and liabilities assumed as of the acquisition date:

Fair Value Allocation
Property, plant and equipment	$350,475
Other long-term liabilities	(475)
Fair value of net assets acquired	$350,000

Schedule of pro forma information
The unaudited pro forma financial information includes the depreciation and amortization expense related to the acquisition and interest expense associated with the Plains Asset Purchase financing.

	Year Ended December 31, 2016	Year Ended December 31, 2015
(Unaudited)
Pro forma revenues	$195,800	$160,068
Pro forma net income attributable to the partners:	86,059	68,819
Pro forma net income per limited partner unit:
Common units - basic	$2.11	$1.84
Common units - diluted	2.11	1.84
Subordinated units - basic and diluted	2.11	1.84
The unaudited pro forma financial information includes the depreciation and amortization expense related to the acquisition and interest expense associated with the TVPC Acquisition financing.

	Year Ended December 31, 2016	Year Ended December 31, 2015
(Unaudited)
Pro forma revenues	$236,723	$214,272
Pro forma net income attributable to the partners:	90,967	92,280
Pro forma net income per limited partner unit:
Common units - basic	$2.18	$2.38
Common units - diluted	2.18	2.38
Subordinated units - basic and diluted	2.18	2.38